Associates and Joint Ventures - Disclosure of Investments Accounted for Using Equity Method (Details) - EUR (€) € in Millions		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 12,526	€ 12,526	€ 12,526	€ 330
Share of (loss) income of investments accounted for by the equity method			(132)	(3)	€ 1
Investments accounted for by the equity method	247	247	247	97
Share of (loss) income of investments accounted for by the equity method			5	5	12
Investments accounted for by the equity method	12,773	12,773	12,773	427
Share of (loss) income of investments accounted for by the equity method			(127)	2	13
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period			427
Additions			73
Translation differences and other comprehensive income (loss)			4,098	(7,236)	(162)
Investments accounted for using equity method at ending of period	12,773	12,773	12,773	427
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	12,773	12,773	12,773	427	140
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period			427	140
Income (loss)				1
Dividends			(198)	(12)
Transfers and others			(3)	45
Additions			12,329	269
Disposals			(5)	(2)
Translation differences and other comprehensive income (loss)			350	(14)
(Loss) income			(127)
Investments accounted for using equity method at ending of period	12,773	12,773	€ 12,773	427	140
Tesco Mobile Ltd.
Investments accounted for by the equity method
Income (loss)				2
Nabiax
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			13.94%
Investments accounted for by the equity method	81	81	€ 81	0
Share of (loss) income of investments accounted for by the equity method			€ 0	0	0
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			40.00%
Investments accounted for by the equity method	76	76	€ 76	0
Share of (loss) income of investments accounted for by the equity method			€ (1)	0	0
Internet para todos S.A.C
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			54.67%
Investments accounted for by the equity method	52	52	€ 52	58
Share of (loss) income of investments accounted for by the equity method			€ (5)	0	0
Telefónica Factoring España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	7	7	€ 7	6
Share of (loss) income of investments accounted for by the equity method			€ 3	3	3
Telefónica Factoring do Brasil, Ltda.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	3	3	€ 3	3
Share of (loss) income of investments accounted for by the equity method			€ 3	2	4
Telefónica Factoring Peru, S.A.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	3	3	€ 3	2
Share of (loss) income of investments accounted for by the equity method			€ 1	1	1
Telefónica Factoring Colombia, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	2	2	€ 2	1
Share of (loss) income of investments accounted for by the equity method			€ 1	1	1
Telefónica Factoring México,S.A.de C.V.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	1	1	€ 1	1
Share of (loss) income of investments accounted for by the equity method			€ 0	0	0
Telefónica Factoring Chile, SpA.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	1	1	€ 1	1
Share of (loss) income of investments accounted for by the equity method			€ 0	0	0
Telefonica Factoring Ecuador, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	0	0	€ 0	0
Share of (loss) income of investments accounted for by the equity method			€ 0	0	0
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	19	19	€ 19	17
Share of (loss) income of investments accounted for by the equity method			€ 2	(1)	2
Movistar Consumer Finance Colombia SAS.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)			50.00%
Investments accounted for by the equity method	1	1	€ 1	0
Share of (loss) income of investments accounted for by the equity method			(1)	0	0
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	€ 1	€ 1	1	8
Share of (loss) income of investments accounted for by the equity method			€ 2	(1)	1
VMED O2 UK Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)	50.00%	50.00%	50.00%
Investments in joint ventures accounted for using equity method	€ 12,129	€ 12,129	€ 12,129	0
Share of (loss) income of investments accounted for by the equity method		(103)	(103)	0	0
Investments accounted for by the equity method
Additions			€ 12,012
Movistar Prosegur Alarmas
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Investments in joint ventures accounted for using equity method	263	263	€ 263	265
Share of (loss) income of investments accounted for by the equity method			€ (2)	(4)	0
Fibra Otica S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Investments in joint ventures accounted for using equity method	68	68	€ 68	0
Share of (loss) income of investments accounted for by the equity method			€ (3)	0	0
Unsere Grüne Glasfaser GmbH & Co KG
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Investments in joint ventures accounted for using equity method	53	53	€ 53	53
Share of (loss) income of investments accounted for by the equity method			€ (25)	(1)	0
Adquira Espana, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)			44.44%
Investments in joint ventures accounted for using equity method	4	4	€ 4	4
Share of (loss) income of investments accounted for by the equity method			0	0	1
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 9	€ 9	9	8
Share of (loss) income of investments accounted for by the equity method			€ 1	€ 2	€ 0